Goodwin Procter LLP Counselors at Law 135 Commonwealth Drive Menlo Park, CA 94025 T: 650.752.3100 F: 650.853.1038

September 17, 2012

VIA E-MAIL

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Amit Pande Todd Schiffman Erin Purnell Christian Windsor Paul Cline John Nolan

Re:	Xoom Corporation
Amendment No. 2 to Confidential Draft Registration Statement on Form S-1
Submitted August 23, 2012
CIK No. 0001315657

Ladies and Gentlemen:

This letter is submitted on behalf of Xoom Corporation (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”), as set forth in your letter dated September 4, 2012 addressed to John Kunze, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently submitting a revised draft of the Registration Statement (the “Revised Registration Statement”), including changes that respond to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to the Revised Registration Statement. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in the Revised Registration Statement.

Risk Factors

We are an “emerging growth company” and we cannot be certain…, page 31

1.	We note your response to comment 6 of our letter dated August 15, 2012. Please revise to explain that, if you choose not to comply with the auditor attestation requirements of Section 404 of Sarbanes-Oxley, your independent registered public accounting firm will not be required to provide an attestation report on the effectiveness of your internal control over financial reporting, and that the risk that material weaknesses or other deficiencies in your internal control over financial reporting go undetected may increase.

RESPONSE: In response to the Staff’s comment, the Company has revised page 31 of the Revised Registration Statement to explain that the risk that material weaknesses or other internal control deficiencies go undetected may increase if the Company chooses not to comply with the auditor attestation requirements of Section 404 of the Sarbanes–Oxley Act of 2002.

Common Stock Valuations, page 69

2.	Please refer to the response to comment 10 of our August 15, 2012 letter and tell us why you did not incorporate the certain comparable consumer internet entities into earlier valuations.

RESPONSE: The Company supplementally advises the Staff that it added certain comparable consumer Internet companies to its April 30, 2012 valuation based on the Company’s determination that its business may share some similarities with these companies. This determination was influenced in part by the Company’s discussions with investment banks throughout the underwriter selection process. Prior to the April 30, 2012 valuation, the Company used only money transfer companies as comparable companies because the Company had no directly comparable companies and the Company had not yet discussed its market position with its underwriters. The Company advises the Staff that the inclusion in prior valuations of the consumer Internet companies used in the April 30, 2012 valuation would not have had a significant impact on such valuations. The Company also notes that financial and other information about many of these consumer Internet companies, such as LinkedIn Corporation, Zynga Inc. and Groupon, Inc., only became publicly available in 2011 following their initial public offerings.

3.	Please refer to the response to comment 11 of our August 15, 2012 letter and tell us the comparable companies considered in developing the EBITDA multiples applied to the terminal values at each valuation date. Also, tell us how you determined they are actually comparable to your company.

RESPONSE: In response to the Staff’s comment, the Company has provided supplemental information regarding the comparable companies, including the reasons for selecting such companies, that the Company considered when developing the EBITDA multiples applied to the terminal values as of the valuation dates listed below.

February 28, 2011 Valuation Date: The guideline companies used were money transfer companies: Euronet Worldwide, Inc., MoneyGram International, Inc. and The Western Union Company. These companies were selected because they were the most directly comparable publicly-traded companies to the Company at such time.

December 31, 2011 Valuation Date: The guideline companies used were money transfer companies: Euronet Worldwide, Inc., MoneyGram International, Inc. and The Western Union Company. These companies were selected because they were the most directly comparable publicly-traded companies to the Company at such time.

April 30, 2012 Valuation Date: The same entities were used as the prior valuation date and certain comparable consumer Internet entities were added, including: Bankrate, Inc.; Groupon, Inc.; LinkedIn Corporation; Netflix, Inc.; OpenTable, Inc.; Zillow, Inc. and Zynga Inc. These guideline companies were added because the Company determined that there were certain similarities between the Company’s business model and the business models of these companies. This determination was influenced in part by the Company’s discussions with investment banks throughout the underwriter selection process.

July 15, 2012 Valuation Date: The same entities were used as the prior valuation date as circumstances had not changed.

Business

Company Overview, page 75

4.	We note your response to comment 14 of our letter dated August 15, 2012. Please revise your disclosure to provide information regarding your concentration of revenue in each of the major foreign nations where you have high sending volume, so that investors can better understand the countries that are important revenue drivers. For instance, we note that you discuss concentration of revenue from certain jurisdictions on page F-12 in the notes to your consolidated financial statements.

RESPONSE: In response to the Staff’s comment, the Company has revised page 78 of the Revised Registration Statement to provide the concentration of revenue derived from our three highest sending volume recipient countries for fiscal year 2011 and the six months ended June 30, 2011 and 2012.

If the Staff needs any additional information or has any further questions, please do not hesitate to contact the undersigned at (650) 752-3139.

Respectfully submitted,

/s/ Richard A. Kline

Richard A. Kline

Enclosures

cc:	John Kunze, President and Chief Executive Officer, Xoom Corporation
Christopher G. Ferro, General Counsel, Xoom Corporation
Anthony McCusker, Partner, Goodwin Procter LLP
Douglas D. Smith, Partner, Gibson, Dunn & Crutcher LLP
Stewart L. McDowell, Partner, Gibson, Dunn & Crutcher LLP

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